Basis of Presentation and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Hilton, our wholly owned subsidiaries and entities in which we have a controlling financial interest, including variable interest entities (“VIEs”) where we are the primary beneficiary. Entities in which we have a controlling financial interest generally comprise majority owned real estate ownership and management enterprises.

The determination of a controlling financial interest is based upon the terms of the governing agreements of the respective entities, including the evaluation of rights held by other ownership interests. If the entity is considered to be a VIE, we determine whether we are the primary beneficiary, and then consolidate those VIEs for which we have determined we are the primary beneficiary. If the entity in which we hold an interest does not meet the definition of a VIE, we evaluate whether we have a controlling financial interest through our voting interests in the entity. We consolidate entities when we own more than 50 percent of the voting shares of a company or have a controlling general partner interest of a partnership, assuming the absence of other factors determining control, including the ability of noncontrolling owners to participate in or block certain decisions. As of December 31, 2013, we consolidated six non-wholly owned entities in which we own more than 50 percent of the voting shares of the entities or we have determined we are the primary beneficiary of VIEs.

All material intercompany transactions and balances have been eliminated in consolidation. References in these financial statements to net income attributable to Hilton stockholders and Hilton stockholders’ equity do not include noncontrolling interests, which represent the outside ownership interests of our six consolidated, non-wholly owned entities and are reported separately.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported and, accordingly, ultimate results could differ from those estimates.

Reclassifications		Reclassifications Certain prior year amounts have been reclassified to conform to current presentation.
Revenue Recognition

Revenue Recognition

Revenues are primarily derived from the following sources and are generally recognized as services are rendered and when collectibility is reasonably assured. Amounts received in advance of revenue recognition are deferred as liabilities.

•	Owned and leased hotel revenues primarily consist of room rentals and food and beverage sales from owned, leased and consolidated non-wholly owned hotel properties. Revenues are recorded when rooms are occupied or goods and services have been delivered or rendered.

•	Management fees represent fees earned from hotels and timeshare properties that we manage, usually under long-term contracts with the property owner. Management fees from hotels usually include a base fee, which is generally a percentage of hotel revenues, and an incentive fee, which is typically based on a fixed or variable percentage of hotel profits and in some cases may be subject to a stated return threshold to the owner, normally over a one-calendar year period. Additionally, we receive one-time upfront fees upon execution of certain management contracts. We recognize base fees as revenue when earned in accordance with the terms of the management agreement. For incentive fees, we recognize those amounts that would be due if the contract was terminated at the financial statement date. One-time, upfront fees are recognized when all conditions have been substantially performed or satisfied by us. Management fees from timeshare properties are generally a fixed percent as stated in the management agreement and are recognized as the services are performed.

•	Franchise fees represent fees earned in connection with the licensing of one of our hotel brands, usually under long-term contracts with the hotel owner. We charge a monthly franchise royalty fee, generally based on a percentage of room revenue, as well as application and initiation fees for new hotels entering the system. Royalty fees for our full-service brands may also include a percentage of gross food and beverage revenues and other revenues, where applicable. We recognize franchise fee revenue as the fees are earned, which is when all material services or conditions have been performed or satisfied.

•	Other revenues include revenues generated by the incidental support of hotel operations for owned, leased, managed and franchised hotels and other rental income. This includes any revenues received for vendor rebate arrangements we participate in as a manager of hotel and timeshare properties.

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Timeshare revenues consist of revenues generated from our Hilton Grand Vacations timeshare business. Timeshare revenues are principally generated from the sale and financing of timeshare intervals. Revenue from a deeded timeshare sale is recognized when the customer has executed a binding sales contract, a minimum ten percent down payment has been received, certain minimum sales thresholds for a timeshare project have been attained, the purchaser’s period to cancel for a refund has expired and the related receivable is deemed to be collectible. We defer revenue recognition for sales that do not meet these criteria. During periods of construction, revenue from timeshare sales is recognized under the percentage-of-completion method. One of our timeshare products is accounted for as a long-term lease with a reversionary interest, rather than the sale of a deeded interest in real estate. In this case, sales revenue is recognized on a straight-line basis over the term of the lease. Revenue from the financing of timeshare sales is recognized on the accrual method as earned based on the outstanding principal, interest rate and terms stated in each individual financing agreement. See “Financing Receivables” section below for further discussion of the policies applicable to our timeshare financing receivables. Additionally, we receive sales commissions from certain third-party developers that we assist in selling their timeshare inventory. We recognize revenue from commissions on these sales as intervals are sold and we fulfill the service requirements under the respective sales agreements with the developers. We also generate revenues from enrollment and other fees, rentals of timeshare units, food and beverage sales and other ancillary services at our timeshare properties that are recognized when units are rented or goods and services are delivered or rendered.

•	Other revenues from managed and franchised properties represent payroll and related costs, certain other operating costs of the managed and franchised properties’ operations, marketing expenses and other expenses associated with our brands and shared services that are contractually reimbursed to us by the property owners or paid from fees collected in advance from these properties. The corresponding expenses are presented as other expenses from managed and franchised properties in our consolidated statements of operations, resulting in no effect on operating income (loss) or net income (loss).

We are required to collect certain taxes and fees from customers on behalf of government agencies and remit these back to the applicable governmental agencies on a periodic basis. We have a legal obligation to act as a collection agent. We do not retain these taxes and fees and, therefore, they are not included in revenues. We record a liability when the amounts are collected and relieve the liability when payments are made to the applicable taxing authority or other appropriate governmental agency.

Cash and Cash Equivalents		Cash and Cash Equivalents Cash and cash equivalents include all highly liquid investments with original maturities, when purchased, of three months or less.
Restricted Cash and Cash Equivalents

Restricted Cash and Cash Equivalents

Restricted cash and cash equivalents include cash balances established as security for certain guarantees, lender reserves, ground rent and property tax escrows, reserves statutorily required to be held by our captive insurance subsidiary and advance deposits received on timeshare sales that are held in escrow until the contract is closed. For purposes of our consolidated statements of cash flows, changes in restricted cash and cash equivalents caused by changes in lender reserves due to restrictions under our loan agreements are shown as financing activities. The remaining changes in restricted cash and cash equivalents are the result of our normal operations, and, as such, are reflected in operating activities.

Allowance for Doubtful Accounts		Allowance for Doubtful Accounts An allowance for doubtful accounts is provided on accounts receivable when losses are probable based on historical collection activity and current business conditions.
Inventories

Inventories

Inventories comprise unsold timeshare intervals at our timeshare properties, as well as hotel inventories consisting of operating supplies that have a period of consumption of one year or less, guest room items and food and beverage items.

Timeshare inventory is carried at the lower of cost or market, based on the relative sales value or net realizable value. Capital expenditures associated with our non-lease timeshare products are reflected as inventory until the timeshare intervals are sold. Consistent with industry practice, timeshare inventory is classified as a current asset despite an operating cycle that exceeds 12 months. The majority of sales and marketing costs incurred to sell timeshare intervals are expensed when incurred. Certain direct and incremental selling and marketing costs are deferred on a contract until revenue from the interval sale has been recognized.

In accordance with the accounting standards for costs and the initial rental operations of real estate projects, we use the relative sales value method of costing our timeshare sales and relieving inventory. In addition, we continually assess our timeshare inventory and, if necessary, impose pricing adjustments to accelerate sales pace. It is possible that any future changes in our development and sales strategies could have a material effect on the carrying value of certain projects and inventory. We monitor our projects and inventory on an ongoing basis and complete an evaluation each reporting period to ensure that the inventory is stated at the lower of cost or market.

Hotel inventories are generally valued at the lower of cost (using “first-in, first-out”, or FIFO) or market.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and interest applicable to major construction or development projects is capitalized. Costs of improvements that extend the economic life or improve service potential are also capitalized. Capitalized costs are depreciated over their estimated useful lives. Costs for normal repairs and maintenance are expensed as incurred.

Depreciation is recorded using the straight-line method over the assets’ estimated useful lives, which are generally as follows: buildings and improvements (8 to 40 years), furniture and equipment (3 to 8 years) and computer equipment and acquired software (3 years). Leasehold improvements are depreciated over the shorter of the estimated useful life, based on the lives estimates above, or the lease term.

We evaluate the carrying value of our property and equipment if there are indicators of potential impairment. We perform an analysis to determine the recoverability of the asset’s carrying value by comparing the expected undiscounted future cash flows to the net book value of the asset. If it is determined that the expected undiscounted future cash flows are less than the net book value of the asset, the excess of the net book value over the estimated fair value is recorded in our consolidated statements of operations within impairment losses. Fair value is generally estimated using valuation techniques that consider the discounted cash flows of the asset using discount and capitalization rates deemed reasonable for the type of asset, as well as prevailing market conditions, appraisals, recent similar transactions in the market and, if appropriate and available, current estimated net sales proceeds from pending offers.

If sufficient information exists to reasonably estimate the fair value of a conditional asset retirement obligation, including environmental remediation liabilities, we recognize the fair value of the obligation when the obligation is incurred, which is generally upon acquisition, construction or development and/or through the normal operation of the asset.

Financing Receivables

Financing Receivables

We define financing receivables as financing arrangements that represent a contractual right to receive money either on demand or on fixed or determinable dates, which are recognized as an asset in our consolidated balance sheets. We record all financing receivables at amortized cost in current and long-term financing receivables. We recognize interest income as earned and provide an allowance for cancellations and defaults. We have divided our financing receivables into two portfolio segments based on the level of aggregation at which we develop and document a systematic methodology to determine the allowance for credit losses. Based on their initial measurement, risk characteristics and our method for monitoring and assessing credit risk, we have determined the classes of financing receivables to correspond to our identified portfolio segments as follows:

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Timeshare financing receivables comprise loans related to our financing of timeshare interval sales and secured by the underlying timeshare properties. We determine our timeshare financing receivables to be past due based on the contractual terms of the individual mortgage loans. We recognize interest income on our timeshare financing receivables as earned. The interest rate charged on the notes correlates to the risk profile of the borrower at the time of purchase and the percentage of the purchase that is financed, among other factors. We record an estimate of uncollectibility as a reduction of sales revenue at the time revenue is recognized on a timeshare interval sale. We evaluate this portfolio collectively, since we hold a large group of homogeneous timeshare financing receivables, which are individually immaterial. We monitor the credit quality of our receivables on an ongoing basis. There are no significant concentrations of credit risk with any individual counterparty or groups of counterparties. With the exception of the financing provided to customers of our timeshare business, we do not normally require collateral or other security to support credit sales. We use a technique referred to as static pool analysis as the basis for determining our general reserve requirements on our timeshare financing receivables. The adequacy of the related allowance is determined by management through analysis of several factors, such as current economic conditions and industry trends, as well as the specific risk characteristics of the portfolio including assumed default rates, aging and historical write-offs of these receivables. The allowance is maintained at a level deemed adequate by management based on a periodic analysis of the mortgage portfolio. Once a note is 90 days past due or is determined to be uncollectible prior to 90 days past due, we cease accruing interest and reverse the accrued interest recognized up to that point. We apply payments we receive for loans, including those in non-accrual status, to amounts due in the following order: servicing fees, late charges, interest and principal. We resume interest accrual for loans for which we had previously ceased accruing interest once the loan is less than 90 days past due. We fully reserve for a timeshare financing receivable in the month following the date that the loan is 120 days past due and, subsequently, we write off the uncollectible note against the reserve once the foreclosure process is complete and we receive the deed for the foreclosed unit.

•	Other financing receivables primarily comprise individual loans and other types of unsecured financing arrangements provided to hotel owners. We individually assess all financing receivables in this portfolio for collectibility and impairment. We measure loan impairment based on the present value of expected future cash flows discounted at the loan’s effective interest rate. For impaired loans, we establish a specific impairment reserve for the difference between the recorded investment in the loan and the present value of the expected future cash flows. We do not recognize interest income on unsecured financing to hotel owners for notes that are greater than 90 days past due and only resume interest recognition if the financing receivable becomes current. We fully reserve unsecured financing to hotel owners when we determine that the receivables are uncollectible and when all commercially reasonable means of recovering the receivable balances have been exhausted.

Investments in Affiliates

Investments in Affiliates

We hold investments in affiliates that primarily own or lease hotels under one of our nine distinct hotel brands. If the entity does not meet the definition of a VIE, we evaluate our voting interest or general partnership interest to determine if we have a controlling financial interest in the entity. Investments in affiliates over which we exercise significant influence, but lack a controlling financial interest, are accounted for using the equity method. We account for investments using the equity method when we own more than a minimal investment, but have no more than a 50 percent voting interest or do not otherwise control the investment. Investments in affiliates over which we are not able to exercise significant influence are accounted for under the cost method.

Our proportionate share of earnings (losses) from our equity method investments is presented as equity in earnings (losses) from unconsolidated affiliates in our consolidated statements of operations. Distributions from investments in unconsolidated entities are presented as an operating activity in our consolidated statements of cash flows when such distributions are a return on investment. Distributions from unconsolidated affiliates are recorded as an investing activity in our consolidated statements of cash flows when such distributions are a return of investment.

We assess the recoverability of our equity method and cost method investments if there are indicators of potential impairment. If an identified event or change in circumstances requires an evaluation to determine if an investment may have an other-than-temporary impairment, we assess the fair value of the investment based on accepted valuation methodologies, which include discounted cash flows, estimates of sales proceeds and external appraisals. If an investment’s fair value is below its carrying value and the decline is considered to be other-than-temporary, we will recognize an impairment loss in equity in earnings (losses) from unconsolidated affiliates for equity method investments or impairment losses for cost method investments in our consolidated statements of operations.

Goodwill

Goodwill

Goodwill represents the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. We do not amortize goodwill, but rather evaluate goodwill for potential impairment on an annual basis or at other times during the year if events or circumstances indicate that it is more likely than not that the fair value of a reporting unit is below the carrying amount.

We review the carrying value of our goodwill by comparing the carrying value of our reporting units to their fair value. Our reporting units are the same as our operating segments as described in Note 24: “Business Segments”. We perform this evaluation annually or at an interim date if indicators of impairment exist. In any year we may elect to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is in excess of its carrying value. If we cannot determine qualitatively that the fair value is in excess of the carrying value, or we decide to bypass the qualitative assessment, we proceed to the two-step quantitative process. In the first step, we determine the fair value of each of our reporting units. The valuation is based on internal projections of expected future cash flows and operating plans, as well as market conditions relative to the operations of our reporting units. If the estimated fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is not impaired and the second step of the impairment test is not necessary. However, if the carrying amount of a reporting unit exceeds its estimated fair value, then the second step must be performed. In the second step, we estimate the implied fair value of goodwill, which is determined by taking the fair value of the reporting unit and allocating it to all of its assets and liabilities (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess.

Brands

Brands

We own, operate and franchise hotels under our portfolio of brands. There are no legal, regulatory, contractual, competitive, economic or other factors that limit the useful lives of these brands and, accordingly, the useful lives of these brands are considered to be indefinite. Our hotel brand portfolio includes Waldorf Astoria Hotels & Resorts, Conrad Hotels & Resorts, Hilton Hotels & Resorts, DoubleTree by Hilton (including DoubleTree Suites by Hilton), Embassy Suites Hotels, Hilton Garden Inn, Hampton Inn (including Hampton Inn & Suites and, outside of the U.S., Hampton by Hilton), Homewood Suites by Hilton and Home2 Suites by Hilton. In addition, we also develop and operate timeshare properties under our Hilton Grand Vacations brand.

At the time of the Merger, our brands were assigned a fair value based on a common valuation technique known as the relief from royalty approach. Home2 Suites by Hilton was launched post-Merger and, as such, it was not assigned a fair value. We evaluate our brands for impairment on an annual basis or at other times during the year if events or circumstances indicate that it is more likely than not that the fair value of the brand is below the carrying value. If a brand’s estimated current fair value is less than its respective carrying value, the excess of the carrying value over the estimated fair value is recorded in our consolidated statements of operations within impairment losses.

Intangible Assets with Finite Useful Lives

Intangible Assets with Finite Useful Lives

We have certain finite lived intangible assets that were initially recorded at their fair value at the time of the Merger. These intangible assets consist of management agreements, franchise contracts, leases, certain proprietary technologies and our guest loyalty program, Hilton HHonors. Additionally, we capitalize management and franchise contract acquisition costs as finite-lived intangible assets. Intangible assets with finite useful lives are amortized using the straight-line method over their respective estimated useful lives.

We capitalize costs incurred to develop internal-use computer software. Internal and external costs incurred in connection with development of upgrades or enhancements that result in additional functionality are also capitalized. These capitalized costs are amortized on a straight-line basis over the estimated useful life of the software. These capitalized costs are recorded in other intangible assets in our consolidated balance sheets.

We review all finite lived intangible assets for impairment when circumstances indicate that their carrying amounts may not be recoverable. If the carrying value of an asset group is not recoverable, we recognize an impairment loss for the excess of carrying value over the fair value in our consolidated statements of operations.

Hilton HHonors

Hilton HHonors

Hilton HHonors is a guest loyalty program provided to hotels. Most of our owned, leased, managed and franchised hotels and timeshare properties participate in the Hilton HHonors program. Hilton HHonors members earn points based on their spending at our participating hotel and timeshare properties and through participation in affiliated partner programs. When points are earned by Hilton HHonors members, the property or affiliated partner pays Hilton HHonors based on an estimated cost per point for the costs of operating the program, which include marketing, promotion, communication, administration and the estimated cost of award redemptions. Hilton HHonors member points are accumulated and may be redeemed for certificates that entitle the holder to the right to stay at participating properties, as well as other opportunities with third parties, including, but not limited to, airlines, car rentals, cruises, vacation packages, shopping and dining. We provide Hilton HHonors as a marketing program to participating hotels, with the objective of operating the program on a break-even basis to us.

Hilton HHonors defers revenue received from participating hotels and program partners in an amount equal to the estimated cost per point of the future redemption obligation. We engage outside actuaries to assist in determining the fair value of the future award redemption obligation using statistical formulas that project future point redemptions based on factors that include historical experience, an estimate of “breakage” (points that will never be redeemed), an estimate of the points that will eventually be redeemed and the cost of reimbursing hotels and other third parties in respect to other redemption opportunities available to members. Revenue is recognized by participating hotels and resorts only when points that have been redeemed for hotel stay certificates are used by members or their designees at the respective properties. Additionally, when members of the Hilton HHonors loyalty program redeem award certificates at our owned and leased hotels, we recognize room rental revenue.

Fair Value Measurements-Valuation Hierarchy

Fair Value Measurements—Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date (an exit price). We use the three-level valuation hierarchy for classification of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect our own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized below:

•	Level 1 - Valuation is based upon quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2 - Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the instrument.

•	Level 3 - Valuation is based upon other unobservable inputs that are significant to the fair value measurement.

The classification of assets and liabilities within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement in its entirety.

Derivative Instruments

Derivative Instruments

We use derivative instruments as part of our overall strategy to manage our exposure to market risks associated with fluctuations in interest rates and foreign currency exchange rates. We regularly monitor the financial stability and credit standing of the counterparties to our derivative instruments. Under the terms of our loan agreements, we are required to maintain derivative financial instruments to manage interest rates. We do not enter into derivative financial instruments for trading or speculative purposes.

We record all derivatives at fair value. On the date the derivative contract is entered, we designate the derivative as one of the following: a hedge of a forecasted transaction or the variability of cash flows to be paid (cash flow hedge), a hedge of the fair value of a recognized asset or liability (fair value hedge), a hedge of our foreign currency exposure (net investment hedge) or an undesignated hedge instrument. Changes in the fair value of a derivative that is qualified, designated and highly effective as a cash flow hedge or net investment hedge are recorded in other comprehensive income (loss) in the consolidated statements of comprehensive income (loss) until they are reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Changes in the fair value of a derivative that is qualified, designated and highly effective as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings. Changes in the fair value of undesignated derivative instruments and the ineffective portion of designated derivative instruments are reported in current period earnings. Cash flows from designated derivative financial instruments are classified within the same category as the item being hedged in the consolidated statements of cash flows. Cash flows from undesignated derivative financial instruments are included as an investing activity in the consolidated statements of cash flows.

If we determine that we qualify for and will designate a derivative as a hedging instrument, at the designation date we formally document all relationships between hedging activities, including the risk management objective and strategy for undertaking various hedge transactions. This process includes matching all derivatives that are designated as cash flow hedges to specific forecasted transactions, linking all derivatives designated as fair value hedges to specific assets and liabilities in our consolidated balance sheets, and determining the foreign currency exposure of net investment of the foreign operation for a net investment hedge.

On a quarterly basis, we assess the effectiveness of our designated hedges in offsetting the variability in the cash flows or fair values of the hedged assets or obligations via use of the Hypothetical Derivative Method. This method compares the cumulative change in fair value of each hedging instrument to the cumulative change in fair value of a hypothetical hedging instrument, which has terms that identically match the critical terms of the respective hedged transactions. Thus, the hypothetical hedging instrument is presumed to perfectly offset the hedged cash flows. Ineffectiveness results when the cumulative change in the fair value of the hedging instrument exceeds the cumulative change in the fair value of the hypothetical hedging instrument. We discontinue hedge accounting prospectively, when the derivative is not highly effective as a hedge, the underlying hedged transaction is no longer probable, or the hedging instrument expires, is sold, terminated or exercised.

Currency Translation

Currency Translation

The United States Dollar (“USD”) is our reporting currency and is the functional currency of our consolidated and unconsolidated entities operating in the U.S. The functional currency for our consolidated and unconsolidated entities operating outside of the U.S. is the currency of the primary economic environment in which the respective entity operates. Assets and liabilities measured in foreign currencies are translated into USD at the prevailing exchange rates in effect as of the financial statement date and the related gains and losses, net of applicable deferred income taxes, are reflected in equity. Income and expense accounts are translated at the average exchange rate for the period. Gains and losses from foreign exchange rate changes related to intercompany receivables and payables denominated in a currency other than an entity’s functional currency that are not of a long-term investment nature are reported as a component of gain (loss) on foreign currency transactions in our consolidated statements of operations.

Self Insurance Reserve

Self-Insurance

We are self-insured for various levels of general liability, auto liability, workers’ compensation and employee health insurance coverage at our owned properties. Additionally, the majority of employees at managed hotels, of which we are the employer, participate in our workers’ compensation and employee health insurance coverage. Also, a number of our managed hotels participate in our general liability, auto liability, excess liability and property insurance programs. We purchase insurance coverage for claim amounts that exceed our self-insured retentions. Our insurance reserves are accrued based on estimates of the ultimate cost of claims that occurred during the covered period, which includes claims incurred but not reported. These estimates are prepared with the assistance of outside actuaries and consultants. The ultimate cost of claims for a covered period may differ from our original estimates. Our provision for insured events for the years ended December 31, 2013, 2012 and 2011 was $38 million, $27 million and $33 million, respectively. Our insured claims and adjustments paid for the years ended December 31, 2013, 2012 and 2011 were $36 million, $37 million and $33 million, respectively.

Share-based Compensation

Share-based Compensation

We recognize the cost of services received in a share-based payment transaction with an employee as services are received and recognize either a corresponding increase in equity or a liability, depending on whether the instruments granted satisfy the equity or liability classification criteria.

The measurement objective for these equity awards is the estimated fair value at the grant date of the equity instruments that we are obligated to issue when employees have rendered the requisite service and satisfied any other conditions necessary to earn the right to benefit from the instruments. The compensation cost for an award classified as an equity instrument is recognized ratably over the requisite service period, including an estimate of forfeitures. The requisite service period is the period during which an employee is required to provide service in exchange for an award.

Liability awards under a share-based payment arrangement are measured based on the award’s fair value, and the fair value is remeasured at each reporting date until the date of settlement. Compensation cost for each period until settlement is based on the change (or a portion of the change, depending on the percentage of the requisite service that has been rendered at the reporting date) in the fair value of the instrument for each reporting period, including an estimate of forfeitures.

Compensation cost for awards with performance conditions is recognized over the requisite service period if it is probable that the performance condition will be satisfied. If such performance conditions are not considered probable until they occur, no compensation expense for these awards is recognized

Income Taxes

Income Taxes

We account for income taxes using the asset and liability method. The objectives of accounting for income taxes are to recognize the amount of taxes payable or refundable for the current year, to recognize the deferred tax assets and liabilities that relate to tax consequences in future years, which result from differences between the respective tax basis of assets and liabilities and their financial reporting amounts, and tax loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which the respective temporary differences or operating loss or tax credit carry forwards are expected to be recovered or settled. The realization of deferred tax assets and tax loss and tax credit carry forwards is contingent upon the generation of future taxable income and other restrictions that may exist under the tax laws of the jurisdiction in which a deferred tax asset exists. Valuation allowances are provided to reduce such deferred tax assets to amounts more likely than not to be ultimately realized.

We use a prescribed recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return. For all income tax positions, we first determine whether it is “more-likely-than-not” that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If it is determined that a position meets the more-likely-than-not recognition threshold, the benefit recognized in the financial statements is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement.

ASU 2013-11 Income Taxes

In July 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-11 (“ASU 2013-11”), Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. This ASU provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists in the applicable jurisdiction to settle any additional income taxes that would result from disallowance of the tax position. The provisions of ASU 2013-11 were effective, prospectively, for reporting periods beginning after December 15, 2013. The adoption of this ASU resulted in the reclassification of $108 million of unrecognized tax benefits against deferred income tax assets.

In July 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-11 (“ASU 2013-11”), Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. This ASU provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists in the applicable jurisdiction to settle any additional income taxes that would result from disallowance of the tax position. The provisions of ASU 2013-11 are effective, prospectively, for reporting periods beginning after December 15, 2013. The adoption of ASU 2013-11 is not expected to materially affect our consolidated financial statements.

ASU 2013-05 Foreign Currency Matters

In March 2013, the FASB issued ASU No. 2013-05 (“ASU 2013-05”),Foreign Currency Matters (Topic 830): Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity. This ASU clarifies when a cumulative translation adjustment should be released to net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate) within a foreign entity. The provisions of ASU 2013-05 were effective, prospectively, for reporting periods beginning after December 15, 2013. The adoption did not have a material effect on our condensed consolidated financial statements.

In March 2013, the FASB issued ASU No. 2013-05 (“ASU 2013-05”), Foreign Currency Matters (Topic 830): Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity. The ASU clarifies when a cumulative translation adjustment should be released to net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate) within a foreign entity. The provisions of ASU 2013-05 are effective for reporting periods beginning after December 15, 2013. The adoption of ASU 2013-05 is not expected to materially affect our consolidated financial statements.

ASU 2013-02 Comprehensive Income

In February 2013, the FASB issued ASU No. 2013-02 (“ASU 2013-02”), Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU amends existing guidance by requiring companies to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required to be reclassified in its entirety to net income in the same reporting period. For amounts which are not required to be reclassified in their entirety to net income in the same reporting period, companies are required to cross reference other disclosures that provide information about those amounts. The provisions of ASU 2013-02 were effective, prospectively, for reporting periods beginning after December 15, 2012. The adoption of this ASU resulted in additional disclosures within Note 23: “Accumulated Other Comprehensive Loss.”

ASU 2012-02 Intangibles - Goodwill and Other

In July 2012, the FASB issued ASU No. 2012-02 (“ASU 2012-02”), Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This ASU permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative impairment test. This ASU was effective for annual and interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 14, 2012. The adoption of ASU 2012-02 did not have a material effect on our consolidated financial statements.

ASU 2014-15 Going Concern

In August 2014, the FASB issued ASU No. 2014-15 (“ASU 2014-15”), Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. This ASU requires management to assess and evaluate whether conditions or events exist, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the financial statements issue date. The provisions of ASU 2014-15 are effective for annual periods beginning after December 15, 2016 and for annual and interim periods thereafter; early adoption is permitted. The adoption of ASU 2014-15 is not expected to have a material effect on our consolidated financial statements.

ASU 2014-09 Revenue Recognition Policy

In May 2014, the FASB issued ASU No. 2014-09 (“ASU 2014-09”), Revenue from Contracts with Customers (Topic 606). This ASU supersedes the revenue recognition requirements in “Revenue Recognition (Topic 605),” and requires entities to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. The provisions of ASU 2014-09 are effective for annual periods beginning after December 15, 2016, including interim periods within that reporting period and are to be applied retrospectively; early application is not permitted. We are currently evaluating the effect that this ASU will have on our consolidated financial statements.

ASU 2014-08 Discontinued Operations Policy

In April 2014, the FASB issued ASU No. 2014-08 (“ASU 2014-08”), Presentation of Financial Statements (Topic 205) and Property, Plant and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. This ASU amends guidance on reporting discontinued operations only if the disposal of a component of an entity or group of components of an entity represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. The provisions of ASU 2014-08 should be applied prospectively for all disposals of components of an entity and for all businesses that, on acquisition, are classified as held for sale that occurred within annual periods beginning on or after December 15, 2014, and interim periods within. We have elected, as permitted by the standard, to early adopt ASU 2014-08 effective for components disposed of or held for sale on or after October 1, 2014. The adoption is not expected to have a material effect on our consolidated financial statements.